Other Liabilities	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Other Liabilities

NOTE 12: OTHER LIABILITIES

Other Liabilities

(millions of Canadian dollars)	As at
	January 31 2021	October 31 2020
Accounts payable, accrued expenses, and other items	$5,798	$6,571
Accrued interest	1,022	1,142
Accrued salaries and employee benefits	2,172	2,900
Cheques and other items in transit	2,080	2,440
Current income tax payable	256	275
Deferred tax liabilities	271	284
Defined benefit liability	2,652	3,302
Lease liabilities	5,833	6,095
Liabilities related to structured entities	5,286	5,898

Provisions	1,509	1,569
Total	$26,879	$30,476